Asset Retirement Obligations	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Asset Retirement Obligations
32	ASSET RETIREMENT OBLIGATIONS

	2019	2018	2017
	RMB	RMB	RMB
At beginning of the year	132,780	131,546	125,392
Net liabilities incurred, including reassessment	2,026	(2,220)	2,981
Liabilities settled	(2,427)	(2,034)	(2,012)
Accretion expense (Note 10)	5,525	5,678	5,453
Currency translation differences	31	(190)	(268)

At end of the year	137,935	132,780	131,546

Asset retirement obligations relate to oil and gas properties (Note 15).